Other Expenses (Details) (Predecessor, USD $)	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012 lease
Other expenses
Other expenses	$ 3,298,000	$ 111,637,000	$ 51,814,000
Rent expense associated with aircraft leases			18,000,000
Number of aircraft leases with rent expense recorded			2
Asset Value Guarantees
Other expenses
Provision for losses on asset value guarantees		$ 100,500,000	$ 31,300,000
Number of asset value guarantees		6	3